Cash Flow Information - Schedule of Changes in Liabilities Arising from Financing Activities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	$ 449,145,709	$ 412,219,376	$ 236,311,237
Proceeds	403,333,190	187,994,310	255,185,822
Financing for assets acquisitions		1,863,254
Prepayment Premium Fee	4,870,021
Non-cash activities	(9,667,949)
Acquisition from business combination	19,608,629
Decrease because of loss of control	(263,095,494)
Payments	(380,033,708)	(145,778,896)	(38,457,281)
Conversion of Convertible Notes			(9,109,516)
Interest payment	(28,088,688)	(36,803,697)	(25,639,013)
Exchange differences, currency translation differences and other financial results	50,690,926	29,651,362	(6,071,873)
Ending balance	246,762,636	449,145,709	412,219,376
Borrowings [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	361,759,056	332,446,307	211,426,056
Proceeds	403,333,190	187,994,310	200,185,822
Financing for assets acquisitions		743,279
Prepayment Premium Fee
Non-cash activities	(7,886,442)
Acquisition from business combination	1,348,173
Decrease because of loss of control	(157,926,152)
Payments	(376,998,320)	(142,866,725)	(35,308,664)
Conversion of Convertible Notes
Interest payment	(21,772,862)	(32,631,369)	(20,465,271)
Exchange differences, currency translation differences and other financial results	26,645,537	16,073,254	(23,391,636)
Ending balance	228,502,180	361,759,056	332,446,307
Consideration for acquisition [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	6,576,967	4,559,923	12,326,110
Proceeds
Financing for assets acquisitions		1,119,975
Prepayment Premium Fee
Non-cash activities	(1,781,507)
Acquisition from business combination
Decrease because of loss of control	(2,898,897)
Payments	(2,035,388)	(2,912,171)	(3,148,617)
Conversion of Convertible Notes
Interest payment
Exchange differences, currency translation differences and other financial results	138,825	3,809,240	(4,617,570)
Ending balance		6,576,967	4,559,923
Convertible notes [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	80,809,686	75,213,146	12,559,071
Proceeds			55,000,000
Financing for assets acquisitions
Prepayment Premium Fee	4,870,021
Non-cash activities
Acquisition from business combination	18,260,456
Decrease because of loss of control	(102,270,445)
Payments	(1,000,000)
Conversion of Convertible Notes			(9,109,516)
Interest payment	(6,315,826)	(4,172,328)	(5,173,742)
Exchange differences, currency translation differences and other financial results	23,906,564	9,768,868	21,937,333
Ending balance	$ 18,260,456	$ 80,809,686	$ 75,213,146